Acquisitions and Divestitures Primal Nutrition Purchase Price Allocation to Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Dec. 28, 2019	Sep. 28, 2019	Dec. 29, 2018
Business Acquisition [Line Items]
Goodwill on acquisition	$ 35,546.0		$ 36,503.0
Primal Nutrition
Business Acquisition [Line Items]
Cash		$ 2.0
Other current assets		15.0
Identifiable intangible assets		66.0
Current liabilities		(6.0)
Net assets acquired		77.0
Goodwill on acquisition		124.0
Total consideration		$ 201.0